Related Party Balances and Transactions (Details) - Schedule of balances with related parties - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Other accounts receivable and prepaid		$ 165
Operating lease right-of-use assets	$ 2,074	1,303
Liabilities:
Trade payables	130	194
Other liabilities and accrued expenses	127	88
Operating lease liabilities - current	839	778
Operating lease liabilities – non-current	$ 1,270	$ 615